Personnel - Summary of Average Number of Employees (Details) - Employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number And Average Number Of Employees [Line Items]
Average number of employees	186	111	110
Executive Directors
Number And Average Number Of Employees [Line Items]
Average number of employees	1	1	1
Non-executive Directors
Number And Average Number Of Employees [Line Items]
Average number of employees	6	5	5
Sales and Marketing Employees
Number And Average Number Of Employees [Line Items]
Average number of employees	96	57	61
Technology Employees
Number And Average Number Of Employees [Line Items]
Average number of employees	58	30	23
General and Administrative Employees
Number And Average Number Of Employees [Line Items]
Average number of employees	25	18	20